Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and Other Costs	Total Deferred Charges
As of January 1, 2014	$4,041	$63,908	$67,949
Additions	6,887	182	7,069
Written off amounts	(286)	(55)	(341)
Amortization	(4,387)	(15,015)	(19,402)

As of December 31, 2014	6,255	49,020	55,275
Additions	1,217	—	1,217
Amortization	(2,056)	(7,200)	(9,256)

As of June 30, 2015	$5,416	$41,820	$47,236